Statement of Earnings - Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2011
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)

Net income
Ordinary shares	309	22
E Ordinary shares	155	11
Ordinary shares - diluted	277	22
E Ordinary shares - diluted	143	11

Weighted average number of shares used in computation
Ordinary shares	382,918,604	364,236,067
Ordinary shares - diluted	2,958,298	365,394,902
E Ordinary shares - basic and diluted	417,764,833	3,305,316

Dividend declared per ordinary share (cents)	23	18
Dividend declared per E ordinary share (cents)	12	9